Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Identity of Issue/Borrower,	Description of investments including maturity date,
Lessor or Similar Party	rate of interest, collateral, par or maturity value	Cost	Current Value
Mutual Funds
Dodge & Cox	Dodge & Cox Stock Fund Class X	(2)	$291,505
Vanguard	Vanguard Treasury Money Market Fund Investor Shares	$2,989	2,989
Total mutual funds			294,494
Common Collective Trusts
T. Rowe Price	Retirement 2035 Active Trust Class K	(2)	1,406,363
T. Rowe Price	Retirement 2040 Active Trust Class K	(2)	1,329,642
State Street Global Advisors	State Street S&P 500 Index Securities Lending Series Fund Class X	(2)	1,182,055
T. Rowe Price	Retirement 2030 Active Trust Class K	(2)	1,102,737
T. Rowe Price	Retirement 2045 Active Trust Class K	(2)	1,053,733
T. Rowe Price	Retirement 2050 Active Trust Class K	(2)	832,046
T. Rowe Price	Retirement 2025 Active Trust Class K	(2)	673,856
Fidelity	Fidelity Blue Chip Growth Commingled Pool Class O (1)	(2)	630,074
T. Rowe Price	Retirement 2055 Active Trust Class K	(2)	588,896
T. Rowe Price	T. Rowe Price Stable Value Common Trust Fund R	(2)	338,668
T. Rowe Price	Retirement 2060 Active Trust Class K	(2)	334,103
State Street Global Advisors	State Street U.S. Extended Market Index Securities Lending Series Fund Class X	(2)	312,591
T. Rowe Price	Retirement 2020 Active Trust Class K	(2)	287,167
State Street Global Advisors	State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class X	(2)	192,517
Fidelity	FIAM Core Plus Commingled Pool Class N (1)	(2)	148,038
Capital Group	Capital Group EuroPacific Growth TrustSM (US) Class U4	(2)	146,160
Jennison Associates	Jennison US Small-Cap Equity Fund - Class 9	(2)	114,107
T. Rowe Price	Retirement 2065 Active Trust Class K	(2)	97,799
T. Rowe Price	Retirement 2015 Active Trust Class K	(2)	83,399
State Street Global Advisors	State Street U.S. Bond Index Securities Lending Series Fund Class X	(2)	78,343
State Street Global Advisors	State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	(2)	52,073
T. Rowe Price	Retirement 2010 Active Trust Class K	(2)	37,615
T. Rowe Price	Retirement 2005 Active Trust Class K	(2)	27,700
MetLife	Great Gray CIT III for MetLife Group Annuity Contract No. 25554 CL J	(2)	19
Total common collective trusts			11,049,701
Other investments
Voya Financials	Blended Stable Value II	(2)	677
Voya Financials	Blended Stable Value I	(2)	648
Federated Hermes	Federated Capital Preservation Fund R6	(2)	57
Total other investments			1,383
Common Stock
Thermo Fisher Scientific Inc.	Common Stock (1)	(2)	209,325
Participant Loans	Participant Loans (for a term not exceeding 30 years
	at interest rates ranging from 3.25% to 9.50%) (1)		106,785

Total			$11,661,687
(1) Assets are a party-in-interest to the Plan.
(2) Cost information is not required for participant-directed investments.